Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) - Franchise Agreements	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013
Franchisor Disclosure [Line Items]
Clinics open at beginning of period			246	175	175	82
Opened during the period					73	93
Closed during the period					2
Clinics in operation at the end of the period	277	230	277	230	246	175
Total clinics in operation at the end of the period	277	230	246	175	175	175	277	246	230	175
Clinic licenses sold but not yet developed							180	268	248	223
Franchised Units [Member]
Franchisor Disclosure [Line Items]
Clinics open at beginning of period	239	215	242	175	175
Opened during the period	13	16	36	57
Acquired during the period	(2)		(23)
Closed during the period	(2)	(1)	(7)	(2)
Clinics in operation at the end of the period	248	230	248	230	242	175
Total clinics in operation at the end of the period	239	215	242	175	242	175	248	242	230	175
Entity Operated Units [Member]
Franchisor Disclosure [Line Items]
Clinics open at beginning of period	23		4
Opened during the period	4		4
Acquired during the period	2		23
Closed during the period			(2)
Clinics in operation at the end of the period	29		29		4
Total clinics in operation at the end of the period	23		4		4		29	4